Long-term investments - Narratives (Details) ¥ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥)	May 31, 2024 CNY (¥)	May 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Long-term investments
Consideration for acquisition of equity interest												¥ 442,017
Share of (loss) income in equity method investments									¥ 124,278	$ 17,026	¥ 86,842	¥ (172,787)
Cash dividend distribution									¥ 90,846	$ 12,446
Xinyueneng
Long-term investments
Consideration for acquisition of equity interest					¥ 40,000			¥ 120,000
Ownership percentage	26.07%							40.00%	26.07%	26.07%
Proceeds from equity method investment	¥ 536,000	¥ 536,000
Gain on disposal	501,506	501,506
Gain on dilution	¥ 225,467	¥ 225,467
Time Geely
Long-term investments
Consideration for acquisition of equity interest					196,000		¥ 56,040
Ownership percentage	49.00%						49.00%		49.00%	49.00%
Cash dividend distribution			¥ 90,846
Zhejiang Haohan
Long-term investments
Consideration for acquisition of equity interest				¥ 1,712	¥ 141,000	¥ 8,977
Ownership percentage	30.00%					30.00%			30.00%	30.00%